Commitments and contingencies	12 Months Ended
Dec. 31, 2017
Commitments and contingencies

17. Commitments and contingencies

Obsidian Energy is committed to certain payments over the next five calendar years and thereafter as follows:

	2018	2019	2020	2021	2022	Thereafter	Total
Long-term debt (1)	$31	$269	$34	$15	$7	$3	$359
Transportation	12	10	9	7	5	14	57
Power infrastructure	8	2	—	—	—	—	10
Interest obligations	12	6	2	1	1	—	22
Office lease	34	34	34	34	34	73	243
Decommissioning liability	10	10	10	10	10	97	147

Total	$107	$331	$89	$67	$57	$187	$838

(1)	The 2019 figure includes $253 million related to the syndicated credit facility that is due for renewal in 2019. Historically, the Company has successfully renewed its syndicated credit facility.

Obsidian Energy has an aggregate of $106 million in senior notes maturing between 2018 and 2025.

Obsidian Energy’s commitments relate to the following:

•	Transportation commitments relate to costs for future pipeline access.

•	Power infrastructure commitments pertain to electricity contracts.

•	Interest obligations are the estimated future interest payments related to Obsidian Energy’s debt instruments.

•	Office leases pertain to total leased office space. A portion of this office space has been sub-leased to other parties to minimize Obsidian Energy’s net exposure under the leases. The future office lease commitments above will be reduced by sublease recoveries totaling $101 million. For 2017, lease costs, net of recoveries totaled $19 million.

•	The decommissioning liability represents the inflated, discounted future reclamation and abandonment costs that are expected to be incurred over the life of the properties.

During the fourth quarter of 2017, the Company settled the outstanding lawsuit it had with the United States Securities and Exchange Commission (“SEC”) for US$8.5 million, which is included in other expenses in the Consolidated Statement of Loss. The settlement is in relation to the Company’s 2014 restatement of certain financial results while it was known as Penn West Petroleum Ltd. (“Penn West”). Under the terms of the settlement, the Company, without admitting or denying any of the factual allegations in the SEC’s Complaint, agreed to pay a penalty of US$8.5 million. In addition, the Company will be enjoined from future violations of certain provisions of U.S. securities legislation. Further details of the settlement and its consequences can be found in the settlement documents, and in U.S. securities laws. The lawsuit continued against the former Penn West employees named in the SEC Complaint.

The Company is involved in various litigation and claims in the normal course of business and records provisions for claims as required.